Stock options (Details Narrative)		6 Months Ended
	Dec. 02, 2022 shares $ / shares	Feb. 28, 2023 USD ($) shares	Feb. 28, 2022 USD ($) shares	Aug. 31, 2022 shares	Oct. 06, 2021	Aug. 31, 2021 shares
Stock Options
Number of common shares reserved and available for grant, percentage					10.00%
Options exercisable, remaining contractual term, end of period			10 years
Number of stock options, outstanding | shares	266,160	1,512,787	720,124	1,143,182		692,938
Number of stock options, exercisable | shares	36,561	1,089,319		555,934
Exercise price share options | $ / shares	$ 0.65
Various exercise price share options | $ / shares	$ 0.65
Shares based compensation expenses | $		$ 1,868,377	$ 1,704,023